Organization and Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

Hongli Group Inc. (“Hongli Cayman”) was incorporated in Cayman Islands as an exempted company with limited liability on February 9, 2021. Hongli Cayman serves as a holding company and conducts its businesses through its subsidiaries and the consolidated variable interest entity (the “VIE”) and the subsidiaries of the VIE. Hongli Cayman, its subsidiaries, the VIE and the subsidiaries of the VIE are collectively referred to herein as the “Company”, “we”, “our”, “us” or “Hongli Group”, unless specific reference is made to an entity. The Company is engaged in a business in providing solutions, including the manufacturing and selling of customized metal profiles in the People’s Republic of China (“PRC” or “China”). The Company’s on-going research and development, customer support and continuous quality control help its customers remain competitive.

The Company includes the following subsidiaries and the consolidated VIE and the subsidiaries of the VIE in the consolidated financial statements as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see “Reorganization under common control through VIE structure” below):

Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China(“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC

(1)	Wholly owned subsidiary of Hongli Shandong
(2)	Haozhen Shandong is jointly established by Hongli Shandong and Sungda Tech Co., Ltd., a 30 % owner of Haozhen Shandong

Reorganization under common control through VIE structure

The Company does not conduct any substantive operations of its own, rather, it conducts its primary business operations through WFOE, which in turn, conducts its business substantially through Hongli Shandong. Effective power to direct activities of Hongli Shandong was transferred to the Company through the series of contractual arrangements without transferring legal ownership in Hongli Shandong (“restructuring” or “reorganization”). Neither the Company nor any of its subsidiaries have any equity ownership in the VIE and the subsidiaries of VIE. As a result of these contractual arrangements and for accounting reporting purposes, the Company is able to consolidate the financial results of Hongli Shandong and its subsidiaries through WFOE, as the primary beneficiary in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Under the laws and regulations of the PRC, foreign persons and foreign companies are restricted from investing directly in certain businesses within the PRC. Though the business of the PRC operating entities is not within any sensitive sector that PRC law prohibits direct foreign investment in, to avoid the substantial costs and time for regulatory approval to convert the PRC operating entities into wholly foreign owned entities, on April 12, 2021, Hongli Shandong and its shareholders entered into a series of contractual arrangements with WFOE which allows WFOE, the primary beneficiary of the VIE for accounting reporting purposes in accordance with U.S. GAAP, to consolidate the financial results of Hongli Shandong and its subsidiaries.

Agreements that Consolidate the Financial Results of the VIE

Hongli Shandong entered into an exclusive business cooperation and management agreement with WFOE, pursuant to which the WFOE will provide a series of consulting and technical support services to Hongli Shandong and are entitled to consolidate the financial results of Hongli Shandong. The service fee is paid annually. The term of this agreement shall be continuously effective unless mutually terminated by both parties in writing. Hongli Shandong shall not accept any similar consultations and/or services provided by any third party and shall not establish similar corporation relationship with any third party regarding the matters contemplated in the agreement without a written consent from WFOE.

Agreements that Provide Effective Power to Direct Activities of VIE

WFOE entered into an equity interest pledge agreement with Hongli Shandong’s shareholders, who pledged all their equity interests in these entities to WFOE. The equity interest pledge agreement, which was entered into by Hongli Shandong’s shareholders, pledged their equity interests in WFOE as a guarantee for the payment and performance under the exclusive business cooperation and management agreement by Hongli Shandong. WFOE is entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity interest pledge agreement, the shareholders of Hongli Shandong cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Hongli Shandong without the prior written consent from WFOE. The equity pledge right will expire upon the termination of the exclusive business cooperation and management agreement between WFOE and Hongli Shandong and a full settlement of service fees related therewith. The equity pledges of Hongli Shandong have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

WFOE also entered into an exclusive option purchase agreement with Hongli Shandong’s shareholders. Pursuant to the agreement, the shareholders have granted an irrevocable and unconditional option to WFOE their designees to acquire all or part of such shareholders’ equity interests in Hongli Shandong at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition will be equal to the registered capital of Hongli Shandong, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. The term of this agreement is valid for ten years upon execution of the agreement and may be extended for an additional ten years at WFOE’s election.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements between WFOE and Hongli Shandong are in compliance with the PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of Hongli Shandong may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing Hongli Shandong not to pay the service fees when required to do so.

Hongli Cayman’s ability to direct the activities of Hongli Shandong also depends on the power of attorney WFOE has to vote on all matters requiring shareholders’ approval in Hongli Shandong. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, WFOE or Hongli Shandong.

Hongli Cayman, through its subsidiaries, its WFOE and through the contractual arrangements, has (1) the power to direct the activities of Hongli Shandong and its subsidiaries that most significantly affect the VIE and its subsidiaries’ economic performance, and (2) the obligation to absorb losses, or the right to receive benefits from Hongli Shandong and its subsidiaries that could be significant to the VIE and subsidiaries. Accordingly, the Company, through WFOE in which is the primary beneficiary of Hongli Shandong and its subsidiaries for accounting reporting purposes, and has consolidated the financial results of Hongli Shandong and its subsidiaries in accordance with U.S. GAAP.

The accompanying consolidated financial statements present the historical financial position, results of operations and cash flows of Hongli Shandong and its subsidiaries and adjusted for the effects of the corporate restructure as disclosed per above. Accordingly, the accompanying consolidated financial statements have been prepared as if the reorganization had been in existence throughout the periods presented (see Note 16 for the 100 ordinary shares of Hongli Cayman issued on February 9, 2021 in connection with the reorganization and anticipation of the initial public offering (“IPO”) of the Company’s equity security).

As of December 31, 2022, the Company did not record any asset or liability relating to Hongli Cayman, Hongli HK and WFOE as these entities were incorporated in the year 2021 with minimal activities.

The following consolidated financial information of the VIE and VIE’s subsidiaries as a whole as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 were included in the accompanying consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2023	2022
Assets
Current assets:
Cash and cash equivlants	$694,439	$2,085,033
Restricted cash	39,983	29,006
Accounts receivable	6,013,536	7,429,904
Notes receivable	236,654	302,775
Inventories, net	2,349,705	2,613,549
Due from parent company	966,533	-
Due from a related party	342,053	-
Prepaid expense and other current assets	1,059,275	1,604,134
Total current assets	11,702,178	14,064,401
Non-current assets
Property, plant and equipment, net	10,752,745	12,300,491
Prepayment for purchase of Yingxuan Assets	5,207,346	3,535,975
Intangible assets, net	4,659,569	4,961,881
Finance lease right-of-use assets, net	681,845	1,299,217
Deferred tax assets	10,273	-
Other non-current assets	-	2,174
Total Assets	$33,013,956	$36,164,139

Net Assets	$13,890,430	$13,474,693

Liabilities
Current liabilities
Short-term loans	$5,726,841	$6,015,975
Accounts payable	1,379,161	2,957,110
Security deposit received for sales of properties	-	1,449,633
Due to related parties	-	607,236
Income tax payable	33,778	136,544
Finance lease obiligation, current	45,300	315,780
Accrued expenses and other payables	477,987	955,676
Total current liabilities	7,663,067	12,437,954
Long-term loans	3,338,075	10,147,428
Loang-term loans - related party	8,122,384	-
Long-term payable	-	42,220
Finance lease obiligation, non-current	-	46,623
Deferred tax liability	-	15,221
Total Liabilities	$19,123,526	$22,689,446

	2023	2022	2021
Revenues, net	$15,997,954	$20,283,245	$21,713,138
Gross profit	$5,245,840	$7,008,493	$7,654,308
Income from operations	$1,101,095	$2,921,322	$3,935,411
Net income	$780,491	$2,932,363	$3,202,212

The revenue-producing assets held by VIE and VIE’s subsidiaries comprise mainly of property, plant and equipment, and intangible assets that consist of land use rights. The VIE and VIE’s subsidiaries contributed an aggregate of 100% of the Company’s consolidated revenues for the years ended December 31, 2023, 2022 and 2021.

Initial Public Offering

On March 31, 2023, the Company closed its initial public offering (the “Offering”) of 2,062,500 ordinary shares (the “Ordinary Shares”) at a public offering price of $4.00 per share for total gross proceeds of $8.25 million before deducting underwriting discounts and offering expenses. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 309,375 Ordinary Shares at the public offering price. On May 2, 2023, the underwriter exercised the over-allotment option in full for total gross proceeds of $1,237,500 before deducting underwriting discounts and commissions. The Company’s Ordinary Shares began trading on the Nasdaq Capital Market under the symbol “HLP” on March 29, 2023.